Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Discloure of Significant Accounting Policies
Description of accounting policy for basis of consolidation [text block]
(a)	Basis of consolidation
	i)	Subsidiaries and structured entities

Subsidiaries and certain structured entities are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variability in returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

ii)	Loss of control

When the Group loses control over a subsidiary, it derecognises the assets and liabilities of the subsidiary, and any related Non-controlling interests (“NCI”) and other components of equity. Any gain or loss is recognised in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

iii)	Non-controlling interests

NCI are measured at their proportionate share of the carrying amounts of the acquiree’s identifiable net assets at fair value at the acquisition date. Changes in the Group’s interest in a subsidiary that do not
result in a loss of control are accounted for as equity transactions.

Intra-group balances and transactions, and any unrealised income and expenses arising from intra-group transactions, are eliminated. Unrealised losses are eliminated in the same way as unrealised gains, but only to the extent that there is no
evidence of impairment.

iv)	Transactions eliminated on consolidation heading and par outstanding

Description of accounting policy for functional currency [text block]
(b)	Foreign currency
	i)	Foreign operations

As stated in note
2
(iii) the presentation currency of the Group is the United States Dollar. The functional currency of the Company and all its subsidiaries is the United States Dollar except for the South African subsidiary that uses the South African Rand (“ZAR”) as its functional currency. Subsidiary financial statements have been translated to the presentation currency as follows:
•	assets and liabilities are translated using the exchange rate at period end; and
•	income, expenses and cash flow items are translated using the rate that approximates the exchange rates at the dates of the transactions.

When the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely in the foreseeable future, foreign exchange gains and losses arising from the item are considered to form part of the net investment in a foreign operation and are recognised in Other Comprehensive Income (“OCI”).

If settlement is planned or likely in the foreseeable future, foreign exchange gains and losses are included in profit or loss. When settlement occurs, settlement will not
be regarded as a partial disposal and accordingly the foreign exchange gain or loss previously recognised in OCI is not
reclassified to profit or loss/reallocated to NCI.

When the Group disposes of its entire interest in a foreign operation, or loses control over a foreign operation, the foreign currency gains or losses accumulated in OCI related to the foreign operation are reclassified to profit or loss. If the Group disposes of part of an interest in a foreign operation which remains a subsidiary, a proportionate amount of foreign currency gains or losses accumulated in OCI related to the subsidiary are reattributed between controlling and non-controlling interests.

All resulting translation differences are reported in OCI and accumulated in the foreign currency translation reserve.

ii)	Foreign currency translation

In preparing the financial statements of the Group entities, transactions in currencies other than the functional currency (foreign currencies) of these Group entities are recorded at the rates of exchange prevailing at the dates of the transactions. At each reporting date, monetary assets and liabilities are translated using the current foreign exchange rate. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. All gains and losses on translation of these foreign currency transactions are included in profit or loss for the year.

From
October 1, 2018
the RBZ pegged the RTGS$ at
1:1
to the US Dollar and on
February 20, 2019
issued a further monetary policy statement, which allowed inter-bank trading between RTGS$ and foreign currency. The interbank rate was introduced at
2.5
RTGS$ to
1
US Dollar and traded at
16.77
RTGS$ to
1
US Dollar as at
December 31, 2019.
On
June 24, 2019
the Government issued SI
142
which stated “Zimbabwe dollar (RTGS$) to be the sole currency for legal tender purposes for any transactions in Zimbabwe”.

Further, the Reserve Bank of Zimbabwe (“RBZ”) issued a directive to Zimbabwean banks to separate foreign currency (“Foreign currency”) and RTGS$ for bank accounts held by clients on
October 1, 2018.
Subsequent to the directive the RBZ announced that
30%
of Blanket Mine’s gold proceeds will be received in Foreign currency (i.e. United States dollars) and the remainder received as RTGS$. From
November 12, 2018
the RBZ increased the Foreign currency allocation from
30%
to
55%
with the remainder received as RTGS$. The allocation percentages remained in effect up to the date of approval of these financial statements.

In applying IAS
21,
management determined that the US Dollar remained the primary currency in which the Group’s Zimbabwean entities operate, as:

•	the majority of revenue is received in US Dollar;
•	the gold price receivable was calculated in US Dollar;
•	the majority of costs are calculated by reference to the US Dollar if denominated in RTGS$ or is paid in US Dollar; and
•	income tax liabilities calculated in RTGS$ are settled predominantly in US Dollar.

The application of IAS
21,
the advent of SI
142
and the devaluation of the RTGS$ against the US Dollar had a significant impact on the US Dollar value of RTGS$ denominated Zimbabwean monetary assets and liabilities consolidated, as part of the Group. Monetary items mostly affected include, monetary liabilities such as income and deferred tax liabilities, loans and borrowings, trade and other payables and to a lesser extent monetary assets such as cash held in RTGS$.

Description of accounting policy for leases [text block]
(c)	Leases

The Group recognises a right of use asset and a lease liability at the lease commencement date. The right of use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right of use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right of use asset reflects that the Group will exercise a purchase option. In that case the right of use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right of use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not
paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

•	fixed payments, including in-substance fixed payments;
•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
•	amounts expected to be payable under a residual value guarantee; and
•	the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not
to terminate early.

The lease liability is measured at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right of use asset, or is recorded in profit or loss if the carrying amount of the right of use asset has been reduced to zero.

The Group presents right of use assets that do
not
meet the definition of investment property in ‘property, plant and equipment’ and lease liabilities in ‘trade and other payables’ in the statement of financial position.

The Group has elected
not
to recognise right of use assets and lease liabilities for leases of low-value assets and short-term leases, including IT equipment. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Policy applicable before
January 1, 2019

At inception of an arrangement, the Group determines whether the arrangement is or contains a lease. At inception or on reassessment of an arrangement that contains a lease, the Group separates payments and other consideration required by the arrangement into those for the lease and those for other elements on the basis of their relative fair values. If the Group concludes for a finance lease that it is impracticable to separate the payments reliably, then an asset and a liability are recognised at an amount equal to the fair value of the underlying asset; subsequently, the liability is reduced as payments are made and an imputed finance cost on the liability is recognised using the Group’s incremental borrowing rate.

Leases of property, plant and equipment that transfer to the Group substantially all of the risks and rewards of ownership are classified as finance leases. The leased assets are measured initially at an amount equal to the lower of their fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the assets are accounted for in accordance with the accounting policy applicable to that asset. Assets held under other leases are classified as operating leases and are not
recognised in the Group’s statement of financial position.

Payments made under operating leases are recognised in profit or loss on a straight-line basis over the term of the lease. Lease incentives received are recognised as an integral part of the total lease expense, over the term of the lease. Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Description of accounting policy for financial instruments [text block]
(d)	Financial instruments
	i)	Non-derivative financial assets

Policy applicable from
January 1, 2018
Recognition and initial measurement

The Group holds only financial assets measured at amortised cost and at fair value through profit or loss. Financial assets are initially recognised when the Group becomes a party to the contractual provisions of the instrument. A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not
at fair value through profit or loss, transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

Classification and subsequent measurement

On initial recognition, a financial asset is classified as and measured at amortised cost or at fair value through profit or loss. Financial assets are not
reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first
day of the
first
reporting period following the change in the business model.
A financial asset is measured at amortised cost if it meets both of the following conditions and is not
designated as at fair value through profit or loss:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All financial assets of the Group
not
classified as and measured at amortised cost are measured at fair value through profit or loss. This includes all derivative financial assets. On initial recognition, the Group may
irrevocably designate a financial asset, that otherwise meets the requirements to be measured at amortised cost, to fair value through profit or loss if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise. Financial assets at fair value through profit or loss are subsequently measured at fair value. Net gains and losses are recognised in profit or loss. Financial assets classified as and measured at amortised cost are subsequently measured at amortised cost using the effective interest method. The amortised cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognised in profit or loss. Any gain or loss on derecognition is recognised in profit or loss.

Policy applicable before
January 1, 2018
Trade receivables were initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less a provision for estimated credit losses. All other financial assets were recognised initially on the trade date at which the Group became a party to the contractual provisions of the instrument.

The Group derecognises a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows from the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not
retain control over the transferred asset.

The Group had the following non-derivative financial assets:

Loans and receivables

Loans and receivables included trade and other receivables. Loans and receivables were financial assets with fixed or determinable payments that were not
quoted in an active market. Such assets were recognised initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables were measured at amortised cost using the effective interest method, less any impairment losses. The impairment loss on receivables was based on a review of all outstanding amounts at year end. Bad debts were written off during the year in which they were identified. Interest income was recognised by applying the effective interest rate, except for short-term receivables when the recognition of interest would be immaterial.

ii)	Non-derivative financial instruments

Non-derivative financial liabilities are recognised initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument. The Group derecognises a financial liability when its contractual obligations are discharged, cancelled or expire.

Non-derivative financial liabilities consist of bank overdrafts, loans and borrowings and trade and other payables.

Such financial liabilities are recognised initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortised cost using the effective interest method.

iii)	Derivative financial instruments

The Group held derivative financial instruments to hedge its gold price exposure. Derivatives are recognised initially at fair value; attributable transaction costs are recognised in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value. The Group does not
hold derivatives that are classified as cash flow hedges, embedded derivatives or hedges that qualify as highly effective. Therefore, all changes in the fair value of derivative instruments are accounted for in profit or loss.

The adoption of IFRS
9
on
January 1, 2018
had
no
impact on this accounting policy.

iv)	Offsetting

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle on a net basis or to realise the asset and settle the liability simultaneously.

Description of accounting policy for restricted cash and cash equivalents [text block]
(e)	Cash and cash equivalents

Cash and cash equivalents comprise cash balances and call deposits with original maturities of three
months or less. Bank overdrafts are repayable on demand and form an integral part of the Group’s cash management process. The bank overdraft is included as a component of cash and cash equivalents for the purpose of the statement of cash flows.

Description of accounting policy for issued capital [text block]
(f)	Share capital

Share capital is classified as equity. Incremental costs directly attributable to the issue, consolidation and repurchase of fractional items of shares and share options are recognised as a deduction from equity, net of any tax effects.

Description of accounting policy for property, plant and equipment [text block]
(g)	Property, plant and equipment
	i)	Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labour, any other costs directly attributable to bringing the assets to a working condition for their intended use, the costs of dismantling and removing the items and restoring the site on which they are located, and borrowing costs on qualifying assets. Gains and losses on disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment, and are recognised in profit or loss.

ii)	Exploration and evaluation assets

Exploration costs are capitalised as incurred, unless the exploration costs are related to speculative drilling on unestablished orebodies, general administrative or overhead costs associated with exploration drilling. The costs related to speculative drilling on unestablished orebodies, general administrative or overhead costs are expensed as incurred. Exploration and evaluation costs capitalised are disclosed under property, plant and equipment. Direct expenditures include such costs as materials used, surveying costs, drilling costs, payments made to contractors, direct administrative costs and depreciation on plant and equipment during the exploration phase.

Costs
not
directly attributable to exploration and evaluation activities, including general administrative overhead costs, are expensed in the year in which they occur.

Once the technical feasibility and commercial viability of extracting the mineral resource has been determined, the property is considered to be a mine under development and moved to the mine development, infrastructure and other asset category within Property, plant and equipment. Capitalised direct costs related to the acquisition, exploration and development of mineral properties remain capitalised until the properties to which they relate are ready for their intended use, sold, abandoned or management has determined there to be impairment. Exploration and evaluation assets are tested for impairment before the assets are transferred to mine development, infrastructure and other assets.

iii)	Subsequent costs

The cost of replacing a part of an item of Property, plant and equipment is recognised in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group, and its cost can be measured reliably. The carrying amount of the replaced part is derecognised. The costs of the day-to-day servicing of property, plant and equipment are recognised in profit or loss as incurred.

iv)	Depreciation

Depreciation is calculated to write off the depreciable amount, which is the cost of an asset, or other amount substituted for cost, less its residual value. On commencement of commercial production, depreciation of mine development, infrastructure and other assets is calculated on the unit-of-production method using the estimated measured, indicated and inferred resources which are planned to be extracted in terms of Blanket’s life-of-mine plan (“LoMP”). Resources that are not
included in the LoMP are
not
included in the calculation of depreciation.

For other categories, depreciation is recognised in profit or loss on a straight-line basis over the estimated useful lives of each part of an item of property, plant and equipment, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

Inferred resources are included in the LoMP to the extent that there is a successful history of upgrading inferred resources. Blanket reports its resources inclusive of reserves. As a result, resources included in the LoMP and hence in the calculation of depreciation include material from measured, indicated and inferred resource classes as detailed below under the following types of resources:

•	Measured resources – all proven reserve blocks plus 50% of the remnant pillar blocks.
•	Indicated resources – all probable reserves plus indicated resources which occur within the mine extent as defined by the LoMP infrastructure.
•	Inferred resources – inferred resources (discounted by approximately
30%
) that are well defined in terms of geometry (position, width, extent) falling within the planned infrastructure as per the LoMP.

In addition, inferred resources are included in the LoMP if it is expected that the inferred resources can be economically recovered in the future. Economic recovery is expected if a history can be proven that the recovered grade of the inferred resources exceeded the pay limit grade and when this trend can be expected in the future and if it is economical to recover inclusive of the cost of the capital requirements to access and extract the gold from the inferred resources. Refer to note
18
for the evaluation of the pay limit
.

Land is
not
depreciated.

The calculation of the units of production rate could be affected to the extent that actual production in the future is different from the current forecast production based on reserves and resources. This would generally result from the extent to which there are significant changes in any of the factors or assumptions used in estimating mineral reserves and resources.

These factors include:
•	changes in mineral reserves and resources;
•	differences between actual commodity prices and commodity price assumptions;
•	unforeseen operational issues at mine sites; and
•	changes in capital, operating, mining, processing and reclamation costs, discount rates and foreign exchange rates.

Useful lives

The estimated useful lives for the current and comparative periods are as follows:
•	buildings 10 to 15 years ( 2018: 10 to 15 years; 2017: 10 to 15 years);
•	plant and equipment 10 years ( 2018: 10 years; 2017: 10 years);
•	fixtures and fittings including computers 4 to 10 years ( 2018: 4 to 10 years; 2017: 4 to 10 years);
•	motor vehicles 4 years ( 2018: 4 years; 2017: 4 years);
•	Right of use assets 3 to 6 years (determined by lease term); and
•	mine development, infrastructure and other assets in production, units-of-production method.

Depreciation methods, useful lives and residual values are reviewed each financial year and adjusted if appropriate. When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Description of accounting policy for measuring inventories [text block]
(g)	Inventories

Consumable stores are measured at the lower of cost and net realisable value. The cost of consumable stores is based on the weighted average cost principle, and includes expenditure incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. Gold in process is measured at the lower of cost and net realisable value. The cost of gold in process includes an appropriate share of production overheads based on normal operating capacity and is valued on the weighted average cost principle. Net realisable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

Description of accounting policy for impairment of assets [text block]
(h)	Impairment
i)	Non-derivative financial assets (including receivables)

The Group applies the IFRS
9
simplified model of recognising lifetime expected credit losses for all trade receivables as these items do not
have a significant financing component. In measuring the expected credit losses, the trade receivables have been assessed on an individual basis as they possess different credit risk characteristics. Trade receivables have been assessed based on the days past due. The expected loss rates are based on the payment profile for gold sales over the past
48
months prior to
December 31,
of each year reported. The historical rates are adjusted to reflect current and forward-looking macroeconomic factors affecting the customer’s ability to settle the amount outstanding. However, given the short period exposed to credit risk the impact of these factors has not
been considered significant. Trade receivables are written off (i.e. derecognised) when there is no
reasonable expectation of recovery. Failure to make payments within
90
days from lodgement date with Fidelity Printers and Refiners Limited (“Fidelity”) and failure to engage with the Group on alternative payment arrangement, amongst others, are considered indicators of no
reasonable expectation of recovery.

ii)	Non-financial assets

The carrying amounts of the Group’s non-financial assets, other than inventories and deferred tax assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit” or “CGU”). The Group’s corporate assets do not
generate separate cash inflows. If there is an indication that a CGU to which a corporate asset is allocated may
be impaired, then the recoverable amount is determined for the CGU to which the corporate asset belongs.

An impairment loss is recognised if the carrying amount of a CGU exceeds its estimated recoverable amount. Impairment losses recognised in respect of CGUs are allocated to reduce the carrying amount of assets in the unit (group of units) on a pro rata basis. Impairment losses recognised in prior periods are assessed at each reporting date for any indications that the loss has decreased or no
longer exists. An impairment loss is reversed if there has been an indication of reversal and a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not
exceed the carrying amount that would have been determined, net of depreciation or amortisation, if no
impairment loss had been recognised.

iii)	Impairment of exploration and evaluation (“E&E”) assets

The test for impairment of E&E assets, included in Mineral properties not
depreciated, can combine several CGUs as long as the combination is not
larger than a segment. The definition of a CGU does, however, change once development activities have begun. There are specific impairment triggers for E&E assets. Despite certain relief in respect of impairment triggers and the level of aggregation, the impairment standard is applied in measuring the impairment of E&E assets. Reversals of impairment losses are required in the event that the circumstances that resulted in impairment have changed.

E&E assets are assessed for impairment only when facts and circumstances suggest that the carrying amount of an E&E asset may
exceed its recoverable amount. Indicators of impairment include the following:

•	The entity's right to explore in the specific area has expired or will expire in the near future and is not expected to be renewed.
•	Substantive expenditure on further E&E activities in the specific area is neither budgeted nor planned.
•	The entity has not discovered commercially viable quantities of mineral resources as a result of E&E activities in the area to date and has decided to discontinue such activities in the specific area.
•	Even if development is likely to proceed, the entity has sufficient data indicating that the carrying amount of the asset is unlikely to be recovered in full from successful development or by sale.

Description of accounting policy for employee benefits [text block]
(i)	Employee benefits
	i)	Short-term employee benefits

Short-term employee benefits are expensed when the related services are provided. A liability is recognised for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

ii)	Defined contribution plans

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no
legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognised as an employee benefit expense in profit or loss in the periods during which services are rendered by employees. Prepaid contributions are recognised as an asset to the extent that a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan that are due more than
12
months after the end of the period in which the employees render the service are discounted to their present value.

Description of accounting policy for share-based payment transactions [text block]
(j)	Share-based payment transactions
i)	Equity-settled share-based payments to employees and directors

The grant date fair value of equity-settled share-based payment awards granted to employees and directors is recognised as an expense, with a corresponding increase in equity, over the vesting period of the award. The amount recognised as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognised as an expense is based on the number of awards that meet the related service and non-market vesting conditions at the vesting date.

Where the terms and conditions of equity-settled share-based payments are modified, the increase in the fair value, measured immediately before and after the modification date, is charged to profit or loss over the remaining vesting period or immediately for vested awards. Similarly, where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received in profit or loss. Additional information about significant judgements, estimates and the assumptions used in the quantifying of the equity-settled share-based payment transactions and modification are disclosed in note
27.2.

ii)	Cash-settled share-based payments to employees and directors

The grant date fair value of cash-settled awards granted to employees and directors is recognised as an expense, with a corresponding increase in the liability, over the vesting period of the awards. At each reporting date the fair value of the awards is re-measured with a corresponding adjustment to profit or loss. The method of calculating the fair value of the cash-settled share-based payments changed during quarter
1
of
2018
from the intrinsic valuation method to the Black-Scholes method. The Black-Scholes method includes the effect of share volatility in calculating the fair value of the share-based payment awards. The change was applied prospectively and did not
have a significant effect on the liability value. Additional information about significant judgements, estimates and the assumptions used to estimate the fair value of cash-settled share-based payment transactions are disclosed in note
27.1.

Description of accounting policy for provisions [text block]
(k)	Provisions

A provision is recognised if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability if the time value of money is considered significant. The unwinding of the discount is recognised as finance cost.

Description of accounting policy for decommissioning, restoration and rehabilitation provisions [text block]
(l)	Site restoration

The Group recognises liabilities for statutory, contractual, constructive or legal obligations associated with the retirement of property, plant and equipment, when those obligations result from the acquisition, construction, development or normal operation of these assets. The net present value of future rehabilitation cost estimates arising from the decommissioning of plant and other site preparation work is capitalised to mineral properties along with a corresponding increase in the rehabilitation provision in the period incurred. Future rehabilitation costs are discounted using a pre-tax risk-free rate that reflects the time-value of money. The Group’s estimates of rehabilitation costs, which are reviewed annually, could change as a result of changes in regulatory requirements, discount rates, effects of inflation and assumptions regarding the amount and timing of the future expenditures. These changes are recorded directly to mineral properties with a corresponding entry to the rehabilitation provision. The cost of on-going current programs to prevent and control pollution is charged against profit or loss as incurred.

Description of accounting policy for recognition of revenue [text block]
(m)	Revenue

Revenue from the sale of precious metals is recognised when the metal is accepted at the refinery, control is transferred and when the receipt of proceeds is substantially assured. Revenue is measured at the fair value of the receivable at the date of the transaction.

Description of accounting policy for government grants [text block]
(n)	Government grants

The Company recognises an unconditional government grant related to gold proceeds in profit or loss as other income when the grant becomes receivable. Government grants are initially recognised as deferred income at fair value if there is reasonable assurance that they will be received.

Description of accounting policy for finance income and costs [text block]
(o)	Finance income and finance costs

Finance income comprises interest income on funds invested. Interest income is recognised as it accrues in profit or loss, using the effective interest method. Finance costs comprise interest expense on the rehabilitation provisions, interest on bank overdraft balances, effective interest on leases, loans and borrowings and include commitment costs on overdraft facilities. Finance costs is recognised in profit or loss using the effective interest rate method and excludes borrowing costs capitalised.

Description of accounting policy for income tax [text block]
(p)	Taxes
i)	Income tax

Tax expense comprises current and deferred tax. These expenses are recognised in profit or loss except to the extent that it relates to a business combination, or items recognised directly in equity or in other comprehensive income.

ii)	Current tax

Current tax is the tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date. Current tax includes withholding tax on management fees and dividends paid between companies within the Group.

iii)	Deferred tax

Deferred tax is recognised in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not
recognised for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not
a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries to the extent that it is probable that they will not
reverse in the foreseeable future. Deferred tax is a monetary item measured at the tax rates and in the currency that are expected to be applied when temporary differences reverse. The tax and exchange rates are based on the laws that have been enacted, substantively enacted or the interbank exchange rates that prevail at the reporting date. A deferred tax asset is recognised for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilised. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no
longer probable that the related tax benefit will be realised. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Description of accounting policy for earnings per share [text block]
(q)	Earnings per share

The Group presents basic and diluted earnings per share (“EPS”) data for its shares. Basic EPS is calculated by dividing the adjusted profit or loss attributable to shareholders of the Group (see note
25
) by the weighted average number of shares outstanding during the period, adjusted for own shares held. Diluted EPS is determined by adjusting the profit or loss attributable to shareholders and the weighted average number of shares outstanding, adjusted for own shares held, for the effects of all dilutive potential shares, which comprise share options granted to employees and directors as well as any dilution in Group earnings originating from dilutive partially recognised non-controlling interests at a subsidiary level.

Description of accounting policy for borrowing costs [text block]
(r)	Borrowing cost

General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalised during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale.
Other borrowing costs are expensed in the period in which they are incurred and recognised as finance costs.

Description of accounting policy for non-current assets or disposal groups classified as held for sale [text block]
(s)	Assets held for sale

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held for sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use.

Such assets, or disposal groups, are generally measured at the lower of their carrying amount or fair value less costs to sell. Impairment losses on initial classification as held for sale or held for distribution and subsequent gains and losses on remeasurement are recognised in profit or loss.

Once classified as held for sale property, plant and equipment are no
longer amortised or depreciated.

Description of accounting policy for accounting standards [text block]
(t)	The following standards, amendments to standards and interpretations to existing standards may possibly have an impact on the Group:

Standard/Interpretation			Effective date and expected adoption date*
IAS 1&8
The amendment clarifies the definition of material to make it easier to understand and provides guidance on how the definition should be applied. The change in the definition now ensures that the definition is consistent across all IFRS standards and the Conceptual Framework.

January 1, 2020
•	Old definition (IAS
1
): Omissions or misstatements of items are material if they could, individually or collectively, influence the economic decisions that users make on the basis of the financial statements;
	•	New definition: Information is material if omitting, misstating or obscuring it could reasonably be expected to influence the decisions that the primary users of general-purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.

The definition of material omissions or misstatements from IAS
8
Accounting Policies, Changes in Accounting Estimates and Errors has been removed. The final assessment of the impact of the amendment will be finalised in due course.
The Group has completed its assessment of the impact of IAS
1
and
8
and concluded that the new standard will
not
have a material impact on the consolidated financial statements.

IFRS 3	Amendment to IFRS 3 clarifies whether entities acquire a business or a group of assets. The amendments:		January 1, 2020

	•	confirm that a business must include inputs and a process, and clarified that:
° the process must be substantive; and
° the inputs and process must together significantly contribute to creating outputs.

	•	narrow the definitions of a business by focusing the definition of outputs on goods and services provided to customers and other income from ordinary activities, rather than on providing dividends or other economic benefits directly to investors or lowering costs; and

	•	add a test that makes it easier to conclude that a company has acquired a group of assets, rather than a business, if the value of the assets acquired is substantially all concentrated in a single asset or group of similar assets.
The Group has completed its assessment of the impact of IFRS 3 and concluded that the new standard will not have a material impact on the consolidated financial statements.

Revised Conceptual Framework for Financial Reporting	The IASB decided to revise the Conceptual Framework because certain important issues were not
covered and certain guidance was unclear or out of date. The revised Conceptual Framework, issued by the IASB in
March 2018,
includes:
January 1, 2020
•	New concepts on measurement including factors to be considered when selecting the measurement basis;
•	New concepts on presentation and disclosure, including when to classify income and expenses in other comprehensive income;
•	New guidance on when assets and liabilities are removed from financial statements;
•	Updated definitions of an asset and liability;
•	Updated recognition criteria for including assets and liabilities in financial statements; and
•	Clarified the concepts of prudence, stewardship, measurement uncertainty and substance over form.
The IASB also updated references to the Conceptual Framework in IFRS Standards by issuing amendments to references to the Conceptual Framework in IFRS Standards. The Group has completed its assessment of the impact and concluded that the new standard will not
have a material impact on the consolidated financial statements.

*
Annual periods ending on or afte
r